Components of Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 396,797	¥ 334,327
Accumulated amortization	255,391	201,796
Computer software, intangible asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	271,425	225,894
Accumulated amortization	167,411	131,875
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	50,792	39,615
Accumulated amortization	39,957	26,938
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	29,067	25,900
Accumulated amortization	24,027	19,028
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	13,194	20,142
Accumulated amortization	7,902	14,573
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,319	22,776
Accumulated amortization	¥ 16,094	¥ 9,382